Other reserves - Translation Reserve Comprises (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of reserves within equity [line items]
Total equity	£ 4,069.0	£ 5,050.1	[1]	£ 8,297.3	[1]	£ 9,576.9
Translation reserve
Disclosure of reserves within equity [line items]
Total equity	271.1	313.0		300.2		£ 1,191.3
Balance relating to continuing net investment hedges
Disclosure of reserves within equity [line items]
Total equity	(2.3)	9.7		0.0
Balance relating to discontinued net investment hedges
Disclosure of reserves within equity [line items]
Total equity	(85.0)	(142.5)		(142.5)
Balance related to retranslation of foreign currency net investments
Disclosure of reserves within equity [line items]
Total equity	£ 358.4	£ 445.8		£ 442.7

[1]	Figures have been restated as described in the accounting policies.